STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 14, 2021	Apr. 09, 2021	Dec. 03, 2020	Mar. 11, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized						4,000,000,000		4,000,000,000		3,250,000,000	3,250,000,000
Common stock, par value						$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value, conversion of convertible securities									$ 1,234,907
Net proceeds from common stock								$ 2,613,736	891,650	$ 1,074,558	$ 320,000
Number of securities called by warrants or rights			15,000,000
Stock issued during period, value, issued for services							$ 151,547		$ 183,392
Expected dividend rate								0.00%		0.00%	0.00%
Expected Volatility Rate, Minimum								79.00%
Expected Volatility Rate, Maximum								206.00%
Risk-free interest rate, minimum								1.51%
Risk-free interest rate, maximum								3.19%
Expected term			8 months 12 days					10 years
Minimum [Member]
Class of Stock [Line Items]
Share Price						0.0016		$ 0.0016			$ 0.0009
Expected Volatility Rate, Minimum										44.80%	199.20%
Risk-free interest rate, minimum										0.90%	0.28%
Maximum [Member]
Class of Stock [Line Items]
Share Price						$ 0.01		$ 0.01			$ 0.0014
Expected Volatility Rate, Maximum										124.40%	223.20%
Risk-free interest rate, maximum										1.75%	0.38%
Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities									504,676,193
Stock issued during period, value, conversion of convertible securities									$ 504,676
Stock issued during period, shares, new issues						181,653,513		457,625,961	136,219,930	174,019,679	420,000,000
Stock issued during period, value, issued for services							$ 14,955		$ 14,955
Stock issued during period upon exercise of warrant, shares										117,046,100
Number of outstanding warrants										4,908,779	119,917,140
Weighted average exercise price, outstanding warrants										$ 0.011	$ 0.0025
Remaining contractual life (years) warrants										2 years 8 months 26 days	3 years 7 months 6 days
Aggregated intrinsic value outstanding warrants										$ 19,675
Warrant [Member]
Class of Stock [Line Items]
Number of options outstanding and vested, issued										319,701,820
Expected term										4 years
Aggregated intrinsic value of warrants										$ 0
Number of outstanding warrants						421,271,661		421,271,661
Weighted average exercise price, outstanding warrants						$ 0.0111		$ 0.0111
Remaining contractual life (years) warrants								1 year 7 months 9 days
Aggregated intrinsic value outstanding warrants						$ 469,610,442		$ 469,610,442
Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities										523,710,635
Stock issued during period, value, conversion of convertible securities										$ 1,362,988
Stock issued during period, shares, new issues											32,565,515
Net proceeds from common stock										$ 75,000
Number of securities called by warrants or rights										423,816,100
Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues											5,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Common stock, par value	$ 3.00
Interest expense	$ 75,276
Stock issued during period, shares, new issues	214,006			161,636,427	200,000
Options, grants in period, value								$ 77,982
Number of options outstanding and vested, issued								420,000
Expected dividend rate								0.00%
Risk-free interest rate, minimum								1.51%
Risk-free interest rate, maximum								3.19%
Chief Executive Officer [Member] | Minimum [Member]
Class of Stock [Line Items]
Share Price						$ 0.2525		$ 0.2525
Expected term								5 years
Chief Executive Officer [Member] | Maximum [Member]
Class of Stock [Line Items]
Share Price						$ 0.275		$ 0.275
Expected term								10 years
Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, value, conversion of convertible securities											$ 164,820
Stock issued during period, shares, new issues										174,019,679
Gross from common stock										$ 941,009	$ 320,000
Procceds issued of new issues											415,000,000
Accredited Investors [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues										16,600,539
Stock issued during period, value, issued for services										$ 165,534
Accredited Investors [Member] | Subscription Agreements [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities								87,719,300	504,676,193
Stock issued during period, value, conversion of convertible securities								$ 1,000,000	$ 1,234,906
Stock issued during period, shares, new issues								457,625,961	136,219,930
Gross from common stock								$ 2,613,736	$ 816,650
Net proceeds from common stock									$ 75,000
Number of securities called by warrants or rights							423,816,100		423,816,100
Stock issued during period upon exercise of warrant, shares									396,917,702
Accredited Investors [Member] | Subscription Agreements [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues									14,954,949
Stock issued during period, value, issued for services									$ 183,393
Non-Employees [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock issued during period, shares, new issues											397,145,607
Net proceeds from common stock											$ 43,658
Jupiter Gold [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares converted into common stock											200,000,000
Conversion shares issued											150,000
Officers and Non-Management Directors [Member]
Class of Stock [Line Items]
Options, grants in period, value								$ 675,478		$ 1,104,364	$ 50,000
Number of options outstanding and vested, issued								279,187,906			43,915,500
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, voting rights										Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Series D Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	214,006
Stock issued during period, value, conversion of convertible securities	$ 566,743
Interest expense	$ 75,275
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000		1,000,000	1,000,000
Shares converted into common stock		10,000
Expected dividend rate								0.00%
Expected Volatility Rate, Minimum								79.00%
Expected Volatility Rate, Maximum								206.00%
Risk-free interest rate, minimum								1.51%
Risk-free interest rate, maximum								3.19%
Expected term								10 years
Number of outstanding warrants						63,000		63,000
Weighted average exercise price, outstanding warrants						$ 9.86		$ 9.86
Remaining contractual life (years) warrants								9 years 2 months 1 day
Aggregated intrinsic value outstanding warrants						$ 621,228		$ 621,228
Series D Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Share Price						$ 0.0016		$ 0.0016
Series D Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Share Price						$ 0.01		$ 0.01
Series D Preferred Stock [Member] | Officers And Directors [Member]
Class of Stock [Line Items]
Options, grants in period, value								$ 597,978
Number of options outstanding and vested, issued								27,000
Common and Preferred Stock Options [Member]
Class of Stock [Line Items]
Expected Volatility Rate, Minimum											135.35%
Expected Volatility Rate, Maximum											221.07%
Risk-free interest rate, minimum											0.28%
Risk-free interest rate, maximum											0.38%
Expected term											5 years
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights								Series A Stock is entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Preferred stock, shares authorized						10,000,000		10,000,000		10,000,000	10,000,000